Commitments and Contingencies (Details 1)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Commitments and Contingencies
Weighted average discount rate	5.00%	5.00%
Weighted average remaining lease term (years)	4 years 9 months	5 years 29 days